RISK MANAGEMENT - Changes in ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (827,751)	$ (1,282,025)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,085,533	$ 1,209,700
GDP Growth | Optimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	73,940
GDP Growth | Optimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	215,658
GDP Growth | Optimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	389,759
GDP Growth | Base scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(141,718)
GDP Growth | Base scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	174,101
GDP Growth | Pessimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(344,396)
GDP Growth | Pessimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	(202,678)
GDP Growth | Pessimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	$ (28,576)